Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2070 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2070 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2070 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2070 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable Target Date 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Sustainable Target Date 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Sustainable Target Date 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Sustainable Target Date 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Sustainable Target Date 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable Target Date 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Target Date 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Sustainable Target Date 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Sustainable Target Date 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Target Date 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable Target Date 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Sustainable Target Date 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Sustainable Target Date 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Target Date 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Sustainable Target Date 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Sustainable Target Date 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2055 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2055 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2055 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2055 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2055 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Sustainable Target Date Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Target Date Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Sustainable Target Date Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Target Date Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Target Date Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Sustainable Target Date Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Sustainable Target Date Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Sustainable Target Date 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Sustainable Target Date 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Sustainable Target Date 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable Target Date 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable Target Date 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Sustainable Target Date 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Sustainable Target Date 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Target Date Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Target Date Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2060 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2060 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2060 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2060 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2050 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2050 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2050 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2050 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2050 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Sustainable Target Date 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Sustainable Target Date 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Sustainable Target Date 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Sustainable Target Date 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Sustainable Target Date 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Sustainable Target Date 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Sustainable Target Date 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Sustainable Target Date 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Sustainable Target Date 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Sustainable Target Date 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Sustainable Target Date 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date Income Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Sustainable Target Date 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Sustainable Target Date 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Sustainable Target Date 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Sustainable Target Date 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2065 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2065 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2065 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2065 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2065 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Sustainable Target Date 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Sustainable Target Date 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Sustainable Target Date 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Sustainable Target Date 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Target Date 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Sustainable Target Date 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Sustainable Target Date 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2070 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Sustainable Target Date Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Sustainable Target Date Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Target Date Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Target Date Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Sustainable Target Date Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Target Date Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Target Date Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Target Date Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Sustainable Target Date Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Sustainable Target Date Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Sustainable Target Date 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Sustainable Target Date 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Sustainable Target Date 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Target Date 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Sustainable Target Date 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Target Date 2045 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2045 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Sustainable Target Date 2045 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Sustainable Target Date 2045 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Target Date 2045 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Sustainable Target Date 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Sustainable Target Date 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Sustainable Target Date 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Sustainable Target Date 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Sustainable Target Date 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Sustainable Target Date 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable Target Date 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Target Date 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Sustainable Target Date 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Sustainable Target Date 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Sustainable Target Date 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Target Date 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Sustainable Target Date 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity Sustainable Target Date 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Sustainable Target Date 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Target Date 2040 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Target Date 2040 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Sustainable Target Date 2040 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Sustainable Target Date 2040 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Sustainable Target Date 2040 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%